Costs and expenses by nature - Other (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
Costs and expenses by nature
Profit sharing program	$ 52	$ 13	$ 75	$ 45
COVID-19 expenses	16	85	18	85
Others	(22)	95	(51)	106
Total	74	237	86	299
Provisions for litigation
Costs and expenses by nature
Provision	$ 28	$ 44	$ 44	$ 63